Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
USD
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	$ 5,920
AUD
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	28
BRL
Earnings From Foreign Operation [Abstract]
Earnings before income taxes	$ (1,726)